UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.
CAN SLIM®Select Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS: 99.9%
	Banks: 1.0%
14,680	Credicorp, Ltd.	$600,999
	Capital Goods: 0.9%
6,800	Genlyte Group, Inc. *	531,148
20	Houston Wire & Cable Company *	418
		531,566
	Commercial Services & Supplies: 4.7%
5,935	AMREP Corp.	543,287
24,710	Fuel-Tech *	608,854
36,412	InnerWorkings, Inc. *	581,136
19,610	PeopleSupport, Inc. *	412,791
13,020	Watson Wyatt Worldwide Inc.	587,853
		2,733,921
	Consumer Durables & Apparel: 7.1%
14,010	Coach, Inc. *	601,870
9,450	Deckers Outdoor Corp. *	566,528
10,330	Desarrolladora Homex SA de CV - ADR *	610,193
9,990	Garmin, Ltd.	556,043
31,360	Iconix Brand Group, Inc. *	608,070
12,260	Phillips-Van Heusen Corp.	615,084
12,100	Under Armour, Inc. - Class A*	610,445
		4,168,233
	Consumer Services: 2.5%
16,630	Home Inns & Hotels Management, Inc. - ADR *	624,290
11,120	Intercontinental Hotels Group PLC - ADR	280,780
8,270	Las Vegas Sands Corp. *	561,040
		1,466,110
	Diversified Financials: 14.4%
7,600	AllianceBernstein Holding L.P.	611,040
13,080	Cash America International, Inc.	613,452
16,390	Cohen & Steers, Inc.	658,386
18,040	Dollar Financial Corp. *	502,594
38,230	EZCORP, Inc. *	621,238
10,990	First Marblehead Corp.	600,604
3,070	Goldman Sachs Group, Inc.	612,005
6,900	InterContinental Exchange, Inc. *	569,712
13,020	International Securities Exchange Holdings, Inc.	609,206
6,110	NYSE Group, Inc. *	593,892
10,790	SEI Investments Co.	642,652
15,530	SWS Group, Inc.	554,421
9,020	U.S. Global Investors, Inc. - Class A *	606,595
12,940	World Acceptance Corp. *	607,533
		8,403,330
	Energy: 7.6%
23,950	Allis-Chalmers Energy, Inc. *	551,808
14,080	Arena Resources, Inc. *	601,357
16,610	Boardwalk Pipeline Partners L.P.	511,920
9,370	Cabot Oil & Gas Corp.	568,290
6,170	Core Laboratories N.V. *	499,770
11,080	Holly Corp.	569,512
12,190	Tenaris S.A. - ADR	608,159
21,660	Western Refining, Inc.	551,464
		4,462,280
	Food, Beverage & Tobacco: 0.8%
17,430	M&F Worldwide Corp. *	440,282
	Health Care Equipment & Services: 7.1%
13,260	CorVel Corp. *	630,778
39,050	HMS Holdings Corp. *	591,608
20,310	Immucor, Inc. *	593,661
20,180	LHC Group, Inc. *	575,332
23,860	Mindray Medical International Ltd - ADR *	570,731
12,010	Palomar Medical Technologies, Inc. *	608,547
14,620	West Pharmaceutical Services, Inc.	558,407
		4,129,064
	Hotels, Restaurants & Leisure: 1.9%
10,840	Buffalo Wild Wings, Inc. *	576,688
8,870	Ctrip.com International Ltd - ADR	554,198
		1,130,886
	Insurance: 1.0%
12,440	Philadelphia Consolidated Holdings Corp. *	554,326
	Materials: 5.9%
8,860	Albemarle Corp.	636,148
20,340	Campanhia Vale do Rio Doce - ADR	604,911
11,740	Chaparral Steel Company	519,730
5,490	Greif, Inc.	650,016
26,800	Hercules, Inc. *	517,508
9,900	Southern Copper Corp.	533,511
		3,461,824
	Pharmaceuticals & Biotechnology: 4.1%
53,940	American Oriental Bioengineering, Inc. *	629,480
10,620	Celgene Corporation. *	610,969
8,150	Cephalon, Inc. *	573,841
11,660	Digene Corp. *	558,747
		2,373,037
	Real Estate: 2.0%
12,500	Capital Trust Inc. - Class A	624,250
16,140	CB Richard Ellis Group, Inc. - Class A *	535,848
		1,160,098
	Retailing: 3.1%
24,630	Charlotte Russe Holding, Inc. *	556,267
9,960	Guess ?, Inc. *	631,763
12,640	Nordstrom, Inc.	623,658
		1,811,688
	Semiconductors & Semiconductor Equipment: 1.9%
15,380	NVIDIA Corp. *	569,214
13,650	Tessera Technologies, Inc. *	550,641
		1,119,855
	Software & Services: 14.5%
9,810	Alliance Data Systems Corporation *	612,831
22,760	Blackbaud, Inc.	591,760
20,100	BMC Software, Inc. *	647,220
8,348	Cognizant Technology Solutions Corp. *	644,132
27,500	Covansys Corp. *	631,125
11,000	Digital River, Inc. *	613,690
21,660	DivX, Inc. *	499,696
31,360	Gartner, Inc. *	620,614
30,060	Interactive Intelligence, Inc. *	673,945
20,820	Macrovision Corp. *	588,373
5,310	MicroStrategy, Inc. - Class A *	605,393
23,560	Satyam Computer Services, Ltd. - ADR	565,676
42,600	Tyler Technologies, Inc. *	598,956
24,600	ValueClick, Inc. *	581,298
		8,474,709
	Technology Hardware & Equipment: 10.0%
7,240	Apple, Inc. *	614,242
23,540	Cisco Systems, Inc. *	643,348
32,580	Comtech Group, Inc. *	592,630
15,860	Daktronics, Inc.	584,441
18,920	Dolby Laboratories, Inc. *	586,899
7,440	F5 Networks, Inc. *	552,122
20,180	Logitech International S.A. *	576,946
21,620	Netgear, Inc. *	567,525
40,500	Packeteer, Inc. *	550,800
45,580	SimpleTech, Inc. *	577,954
		5,846,907
	Telecommunication Services: 6.2%
14,170	America Movil S.A. de C.V. - Series L - ADR	640,767
9,920	BT Group PLC - ADR	594,109
12,940	China Mobile Limited - ADR	559,267
12,650	Golden Telecom, Inc.	592,526
13,450	Telenor ASA - ADR	572,765
8,010	Vimpel-Communications - ADR *	632,389
		3,591,823
	Transportation: 3.2%
13,960	Copa Holdings S.A. - Class A	649,978
10,850	LAN Airlines S.A. - ADR	595,556
7,920	Ryanair Holdings PLC - ADR *	645,480
		1,891,014
	TOTAL COMMON STOCKS
	(Cost $53,769,950)	58,351,952

	SHORT-TERM INVESTMENTS: 4.6%
	Money Market Investments: 4.6%
944,714	AIM Liquid Assets	944,714
1,763,474	AIM STIC Prime Portfolio	1,763,474
9,927	UMB Scout Money Market Fund	9,927
		2,718,115
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,718,115)	2,718,115
	TOTAL INVESTMENTS IN SECURITIES: : 104.5%
	(Cost $56,488,065)	61,070,067
	Liabilities in Excess of Other Assets: (4.5)%	(2,651,355)
	TOTAL NET ASSETS: 100.0%	$58,418,712

ADR American Depository Receipt
*	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows #:

Cost of investments #	$56,588,109
Gross unrealized appreciation	5,333,515
Gross unrealized depreciation	(851,557)
Net unrealized appreciation	$4,481,958

#
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)     /s/ Robert M. Slotky
                                               Robert M. Slotky, President

Date      February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date     February 22, 2007

By (Signature and Title)*     /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, Treasurer

Date     February 20, 2007

* Print the name and title of each signing officer under his or her signature.